Share-based compensation - Disclosure of maturity analysis of available share options outstanding (Details) - Stock option plans - € / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 4.90	€ 3.11	€ 3.06
Available shares options outstanding (in shares)	5,776,114	3,996,588	4,975,831
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 2.92
Available shares options outstanding (in shares)	19,557	696,903
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 3.92
Available shares options outstanding (in shares)	43,655	522,500
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 2.71
Available shares options outstanding (in shares)	14,500	36,200
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 2.85
Available shares options outstanding (in shares)	551,475	552,725
2029
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 3.05
Available shares options outstanding (in shares)	1,994,176	2,188,260
2032
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 6.47
Available shares options outstanding (in shares)	3,152,751	0